Litigation and environmental matters	12 Months Ended
Dec. 31, 2013
Loss Contingency, Information about Litigation Matters [Abstract]
Litigation and environmental matters
Litigation and environmental matters

The Company is a party to various legal proceedings incidental to its business and is subject to a variety of environmental and pollution control laws and regulations. As is the case with other companies in similar industries, the Company faces exposure from actual or potential claims and legal proceedings. Although the ultimate disposition of legal proceedings cannot be predicted with certainty, it is the opinion of the Company’s management that the outcome of any claim which is pending or threatened, either individually or on a combined basis, will not have a material effect on the financial position of the Company, its cash flows and result of operations.